Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2024	December 31, 2023
Accounts payable	$14,156,541	$13,567,262
Accrued liabilities	240,462	77,078
Payroll, withholding and sales tax liabilities	410,862	420,679
	$14,807,865	$14,065,019